Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of supplemental balance sheet information related to operating lease
	December 31, 2020	December 31, 2021

Right-of-use assets	$1,689	$1,298

Lease liabilities current	$385	$291
Lease liabilities non-current	1,386	1,127
Total operating lease liabilities	$1,771	$1,418

Schedule of remaining lease term and discount rate
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.10
Weighted average discount rate	5.55%

Schedule of maturities of lease liabilities
2022	478
2023	527
2024	527
Total lease payments	1,532
Less: imputed interest	114
Present value of lease liabilities	$1,418